Basis of Presentation – Going Concern Uncertainties (Details Narrative) (USD $)	Jul. 31, 2012	Apr. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit from inception	$ 23,082	$ 13,078